Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities
Schedule of lease liabilities by current and non-current classification

	December 31,	December 31,
	2025	2024
	£ 000	£ 000
Long term lease liabilities	2,309	1,620
Current lease liabilities	896	581
Total lease liabilities	3,205	2,201

Schedule of maturity of lease liabilities

	December 31,	December 31,
	2025	2024
	£ 000	£ 000
Less than one year	1,121	705
Within 2 - 5 years	2,364	1,409
More than 5 years	326	496
Total lease liabilities (undiscounted)	3,811	2,610

Summary of cash outflows related to leases

	December 31,	December 31,
	2025	2024
Payment	£ 000	£ 000
Right of use assets	1,037	771
Low value leases	—	—
Short term leases	54	63
Total cash outflow	1,091	834

Schedule of reconciliation of lease liabilities

£ 000
As at January 1, 2024	2,620
Additions	196
Interest element of payments to lease creditors	(156)
Principal element of payments to lease creditors	(615)
Interest expense of leases	156
As at December 31, 2024	2,201
Additions	1,847
Interest element of payments to lease creditors	(194)
Principal element of payments to lease creditors	(843)
Interest expense of leases	194
As at December 31, 2025	3,205